Cover	Aug. 05, 2026	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	DOORDASH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39759
Entity Tax Identification Number	46-2852392
Entity Address, Address Line One	303 2nd Street
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	8th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	650
Local Phone Number	487-3970
Written Communications	false
Soliciting Material	false	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value of $0.00001 per share
Trading Symbol	DASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001792789
Amendment Flag	false